Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
July 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.97%
Angola-2.77%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$16,740,000	$14,740,909
9.38%, 05/08/2048(a)	17,922,000	14,892,286
9.13%, 11/26/2049(a)	18,047,000	14,651,457
		44,284,652
Bahrain-2.93%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	18,972,000	15,735,775
7.50%, 09/20/2047(a)	16,153,000	15,346,723
6.25%, 01/25/2051(a)	19,100,000	15,738,859
		46,821,357
Brazil-3.12%
Brazilian Government International Bond
5.63%, 01/07/2041	17,997,000	16,413,474
5.63%, 02/21/2047	19,178,000	16,832,750
4.75%, 01/14/2050	21,621,000	16,629,200
		49,875,424
Chile-3.03%
Chile Government International Bond
4.34%, 03/07/2042	17,880,000	15,843,510
3.86%, 06/21/2047	19,642,000	16,067,949
4.00%, 01/31/2052(b)	20,082,000	16,416,918
		48,328,377
China-2.89%
China Government International Bond
4.00%, 10/19/2048(a)(b)	16,657,000	15,190,960
2.25%, 10/21/2050(a)	23,603,000	15,422,080
2.50%, 10/26/2051(a)	22,573,000	15,516,591
		46,129,631
Colombia-3.12%
Colombia Government International Bond
7.38%, 09/18/2037	16,266,000	16,121,692
6.13%, 01/18/2041	19,771,000	16,877,943
5.63%, 02/26/2044	21,565,000	16,897,774
		49,897,409
Costa Rica-2.97%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	18,353,000	16,054,287
7.00%, 04/04/2044(a)(b)	15,824,000	15,715,210
7.16%, 03/12/2045(a)(b)	15,552,000	15,711,408
		47,480,905
Dominican Republic-3.04%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	15,869,000	15,925,439
6.85%, 01/27/2045(a)	17,372,000	16,248,145
6.50%, 02/15/2048(a)(b)	18,347,000	16,379,251
		48,552,835
Egypt-2.69%
Egypt Government International Bond
7.50%, 01/31/2027(a)	18,019,000	14,306,005
6.59%, 02/21/2028(a)	19,600,000	14,231,658
7.60%, 03/01/2029(a)	19,900,000	14,378,586
		42,916,249
	Principal Amount	Value
El Salvador-4.04%
El Salvador Government International Bond
6.38%, 01/18/2027(a)	$28,821,000	$21,524,528
8.63%, 02/28/2029(a)	30,895,000	22,455,438
8.25%, 04/10/2032(a)	29,046,000	20,597,791
		64,577,757
Guatemala-2.88%
Guatemala Government Bond
5.25%, 08/10/2029(a)	16,133,000	15,447,492
3.70%, 10/07/2033(a)(b)	18,611,000	15,249,388
4.65%, 10/07/2041(a)	18,838,000	15,290,076
		45,986,956
Hungary-2.96%
Hungary Government International Bond
7.63%, 03/29/2041	13,527,000	15,359,760
3.13%, 09/21/2051(a)	25,037,000	16,141,804
6.75%, 09/25/2052(a)	15,038,000	15,764,546
		47,266,110
Indonesia-2.95%
Indonesia Government International Bond
6.75%, 01/15/2044(a)	13,655,000	16,136,655
4.45%, 04/15/2070	18,311,000	15,627,867
3.35%, 03/12/2071	22,240,000	15,381,746
		47,146,268
Jordan-2.94%
Jordan Government International Bond
7.75%, 01/15/2028(a)	15,068,000	15,576,545
5.85%, 07/07/2030(a)	17,129,000	15,961,950
7.38%, 10/10/2047(a)	17,259,000	15,408,404
		46,946,899
Kazakhstan-2.94%
Kazakhstan Government International Bond
4.88%, 10/14/2044(a)	25,472,000	23,291,852
6.50%, 07/21/2045(a)	22,009,000	23,629,082
		46,920,934
Kenya-2.98%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	26,928,000	23,714,278
8.25%, 02/28/2048(a)	30,269,000	23,814,559
		47,528,837
Kuwait-1.45%
Kuwait International Government Bond, 3.50%, 03/20/2027(a)	23,974,000	23,131,937
Mexico-2.96%
Mexico Government International Bond
4.60%, 01/23/2046	19,418,750	16,145,820
3.75%, 04/19/2071	23,547,000	15,707,219
5.75%, 10/12/2110	17,264,000	15,466,455
		47,319,494
Mongolia-2.89%
Mongolia Government International Bond
3.50%, 07/07/2027(a)	18,549,000	15,953,089
8.65%, 01/19/2028(a)	14,600,000	15,002,928
4.45%, 07/07/2031(a)(b)	19,207,000	15,211,944
		46,167,961
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount	Value
Morocco-3.09%
Morocco Government International Bond
6.50%, 09/08/2033(a)	$15,686,000	$16,274,225
5.50%, 12/11/2042(a)	18,777,000	16,514,315
4.00%, 12/15/2050(a)	24,058,000	16,587,606
		49,376,146
Nigeria-3.27%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	22,307,000	17,733,507
7.63%, 11/28/2047(a)	22,647,000	17,009,482
9.25%, 01/21/2049(a)	20,115,000	17,534,246
		52,277,235
Oman-3.00%
Oman Government International Bond
6.50%, 03/08/2047(a)	16,261,000	15,703,670
6.75%, 01/17/2048(a)	16,211,000	16,091,525
7.00%, 01/25/2051(a)	15,693,000	16,041,259
		47,836,454
Pakistan-3.21%
Pakistan Government International Bond
6.88%, 12/05/2027(a)	33,643,000	18,083,112
7.38%, 04/08/2031(a)	34,027,000	16,928,433
8.88%, 04/08/2051(a)	34,683,000	16,222,973
		51,234,518
Panama-3.00%
Panama Government International Bond
2.25%, 09/29/2032	20,730,000	16,005,027
3.30%, 01/19/2033	19,161,000	16,046,054
6.40%, 02/14/2035	15,097,000	15,815,096
		47,866,177
Paraguay-2.94%
Paraguay Government International Bond
4.70%, 03/27/2027(a)	15,876,000	15,451,236
6.10%, 08/11/2044(a)	16,450,000	15,752,442
5.60%, 03/13/2048(a)(b)	17,645,000	15,680,367
		46,884,045
Peru-3.02%
Peruvian Government International Bond
5.63%, 11/18/2050	15,702,000	16,047,221
3.55%, 03/10/2051(b)	21,529,000	16,006,384
3.60%, 01/15/2072(b)	23,916,000	16,214,541
		48,268,146
Philippines-2.97%
Philippine Government International Bond
3.20%, 07/06/2046	21,579,000	16,077,926
4.20%, 03/29/2047	18,066,000	15,708,956
5.95%, 10/13/2047	14,239,000	15,583,823
		47,370,705
Qatar-2.93%
Qatar Government International Bond
4.63%, 06/02/2046(a)	16,567,000	15,744,266
5.10%, 04/23/2048(a)	15,555,000	15,464,626
4.82%, 03/14/2049(a)	16,102,000	15,515,726
		46,724,618
Romania-3.06%
Romanian Government International Bond
5.13%, 06/15/2048(a)	18,536,000	16,271,086
	Principal Amount	Value
Romania-(continued)
4.00%, 02/14/2051(a)	$22,382,000	$16,385,638
7.63%, 01/17/2053(a)	14,268,000	16,159,937
		48,816,661
Saudi Arabia-2.91%
Saudi Government International Bond
4.50%, 10/26/2046(a)	17,854,000	15,535,569
4.63%, 10/04/2047(a)	17,523,000	15,401,753
5.00%, 04/17/2049(a)	16,711,000	15,463,006
		46,400,328
South Africa-2.95%
Republic of South Africa Government International Bond
6.30%, 06/22/2048	19,513,000	15,809,374
5.75%, 09/30/2049	20,773,000	15,614,524
7.30%, 04/20/2052	17,610,000	15,714,636
		47,138,534
Turkey-3.13%
Turkey Government International Bond
9.38%, 03/14/2029	15,540,000	16,316,969
5.95%, 01/15/2031	19,095,000	16,933,351
6.88%, 03/17/2036	18,561,000	16,698,125
		49,948,445
United Arab Emirates-2.94%
Finance Department Government of Sharjah
3.63%, 03/10/2033(a)	18,953,000	15,800,699
4.00%, 07/28/2050(a)	24,319,000	15,781,693
4.38%, 03/10/2051(a)	22,384,000	15,416,846
		46,999,238
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,832,263,868)		1,564,421,242
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $5,599,302)	5,599,302	5,599,302
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.32% (Cost $1,837,863,170)		1,570,020,544
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.74%
Invesco Private Government Fund, 5.24%(c)(d)(e)	12,258,368	12,258,368
Invesco Private Prime Fund, 5.38%(c)(d)(e)	31,521,518	31,521,518
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,777,674)		43,779,886
TOTAL INVESTMENTS IN SECURITIES-101.06% (Cost $1,881,640,844)		1,613,800,430
OTHER ASSETS LESS LIABILITIES-(1.06)%		(16,915,873)
NET ASSETS-100.00%		$1,596,884,557

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $1,082,039,158, which represented 67.76% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,905,005	$80,799,099	$(83,104,802)	$-	$-	$5,599,302	$149,857
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,375,146	86,540,618	(89,657,396)	-	-	12,258,368	359,039*
Invesco Private Prime Fund	39,527,745	139,461,256	(147,474,281)	3,947	2,851	31,521,518	972,030*
Total	$62,807,896	$306,800,973	$(320,236,479)	$3,947	$2,851	$49,379,188	$1,480,926

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Short Term High Yield Bond ETF (PGHY)
July 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.61%
Angola-0.33%
Angolan Government International Bond, 9.50%, 11/12/2025(a)	$600,000	$604,127
Argentina-1.12%
AES Argentina Generacion S.A., 7.75%, 02/02/2024(a)	450,000	397,890
Capex S.A., 6.88%, 05/15/2024(a)	500,000	495,945
MSU Energy S.A./UGEN S.A./UENSA S.A., 6.88%, 02/01/2025(a)	600,000	432,645
Provincia de Cordoba, 6.88%, 12/10/2025(a)(b)	184	156
Transportadora de Gas del Sur S.A., 6.75%, 05/02/2025(a)	200,000	190,215
YPF S.A., 8.50%, 07/28/2025(a)	550,000	517,028
		2,033,879
Armenia-0.44%
Ardshinbank CJSC Via Dilijan Finance B.V., 6.50%, 01/28/2025(a)	600,000	589,500
Republic of Armenia International Bond, 7.15%, 03/26/2025(a)	200,000	202,343
		791,843
Australia-0.54%
Infrabuild Australia Pty. Ltd., 12.00%, 10/01/2024(a)	400,000	389,228
Perenti Finance Pty. Ltd., 6.50%, 10/07/2025(a)	604,000	593,430
		982,658
Austria-0.24%
ams-OSRAM AG, 7.00%, 07/31/2025(a)	500,000	439,315
Azerbaijan-0.54%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/2024(a)	609,000	590,730
Republic of Azerbaijan International Bond, 4.75%, 03/18/2024(a)	400,000	395,964
		986,694
Bahrain-1.49%
Bahrain Government International Bond
6.13%, 08/01/2023(a)	600,000	600,000
7.00%, 01/26/2026(a)	650,000	664,064
BBK BSC, 5.50%, 07/09/2024(a)	850,000	840,480
CBB International Sukuk Co. 7 S.P.C., 6.88%, 10/05/2025(a)	400,000	409,890
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/2024(a)	200,000	202,932
		2,717,366
Brazil-5.49%
Azul Investments L.L.P., 5.88%, 10/26/2024(a)	700,000	646,497
Banco Daycoval S.A., 4.25%, 12/13/2024(a)	450,000	437,561
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	595,000	594,155
4.75%, 05/09/2024(a)	480,000	474,624
Banco Votorantim S.A.
4.50%, 09/24/2024(a)	500,000	489,400
4.38%, 07/29/2025(a)	440,000	423,603
Brazilian Government International Bond
8.88%, 04/15/2024	480,000	489,510
	Principal Amount	Value
Brazil-(continued)
4.25%, 01/07/2025	$400,000	$392,886
8.75%, 02/04/2025	480,000	505,008
2.88%, 06/06/2025	300,000	286,173
BRF S.A., 4.75%, 05/22/2024(a)	600,000	593,366
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	500,000	503,625
Centrais Eletricas Brasileiras S.A., 3.63%, 02/04/2025(a)	500,000	476,165
CSN Resources S.A., 7.63%, 04/17/2026(a)	200,000	199,737
Embraer Netherlands Finance B.V., 5.05%, 06/15/2025	500,000	494,125
FS Luxembourg S.a.r.l., 10.00%, 12/15/2025(a)	300,000	309,360
Gol Finance S.A., 7.00%, 01/31/2025(a)	810,000	504,630
InterCement Financial Operations B.V., 5.75%, 07/17/2024(a)	400,000	277,790
Itau Unibanco Holding S.A., 3.25%, 01/24/2025(a)	300,000	289,483
MercadoLibre, Inc., 2.38%, 01/14/2026	300,000	273,484
NBM US Holdings, Inc., 7.00%, 05/14/2026(a)	200,000	196,160
Petrobras Global Finance B.V.
6.25%, 03/17/2024	398,000	397,295
5.30%, 01/27/2025	517,000	512,848
8.75%, 05/23/2026	200,000	214,719
		9,982,204
Canada-4.01%
1011778 BC ULC/New Red Finance, Inc., 5.75%, 04/15/2025(a)	660,000	656,535
Bombardier, Inc., 7.50%, 03/15/2025(a)	511,000	514,591
Empire Communities Corp., 7.00%, 12/15/2025(a)	700,000	673,657
Ensign Drilling, Inc., 9.25%, 04/15/2024(a)	500,000	490,137
GFL Environmental, Inc.
4.25%, 06/01/2025(a)	500,000	485,419
3.75%, 08/01/2025(a)	400,000	382,728
goeasy Ltd.
5.38%, 12/01/2024(a)	430,000	419,653
4.38%, 05/01/2026(a)	100,000	91,548
Hudbay Minerals, Inc., 4.50%, 04/01/2026(a)	100,000	95,121
Methanex Corp., 4.25%, 12/01/2024	620,000	605,322
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	523,000	510,411
5.00%, 05/01/2025(a)	200,000	192,261
Precision Drilling Corp., 7.13%, 01/15/2026(a)	700,000	694,239
Taseko Mines Ltd., 7.00%, 02/15/2026(a)	500,000	463,281
Vermilion Energy, Inc., 5.63%, 03/15/2025(a)	510,000	500,588
Videotron Ltd., 5.38%, 06/15/2024(a)	520,000	515,669
		7,291,160
Chile-0.34%
Kenbourne Invest S.A., 6.88%, 11/26/2024(a)	700,000	615,436
China-0.83%
Huachen Energy Co. Ltd., 2.35% PIK Rate, 2.30% Cash Rate, 12/29/2026(a)(c)	410,690	195,077
See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount	Value
China-(continued)
New Metro Global Ltd.
4.80%, 12/15/2024(a)	$500,000	$276,250
4.63%, 10/15/2025(a)	700,000	305,375
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/2024(a)	500,000	63,063
Sino-Ocean Land Treasure IV Ltd., 2.70%, 01/13/2025(a)	800,000	94,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/2024(a)	400,000	379,000
Zhangzhou Transportation Development Group Co. Ltd., 4.98%, 06/01/2025(a)	200,000	195,853
		1,508,618
Colombia-1.25%
Banco Bilbao Vizcaya Argentaria Colombia S.A., 4.88%, 04/21/2025(a)	450,000	433,933
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	200,000	194,328
Bancolombia S.A., 3.00%, 01/29/2025	500,000	479,027
Credivalores-Crediservicios S.A.S., 8.88%, 02/07/2025(a)	500,000	154,217
Ecopetrol S.A.
5.88%, 09/18/2023	405,000	404,534
4.13%, 01/16/2025	430,000	416,106
Grupo de Inversiones Suramericana S.A., 5.50%, 04/29/2026(a)	200,000	189,918
		2,272,063
Costa Rica-0.22%
Costa Rica Government International Bond, 4.38%, 04/30/2025(a)	400,000	391,010
Dominican Republic-0.45%
Dominican Republic International Bond
5.50%, 01/27/2025(a)	320,000	315,920
6.88%, 01/29/2026(a)	500,000	506,137
		822,057
Egypt-1.57%
Egypt Government International Bond
4.55%, 11/20/2023(a)	424,000	419,692
6.20%, 03/01/2024(a)	550,000	527,606
5.75%, 05/29/2024(a)	620,000	583,001
6.75%, 11/10/2024(a)	250,000	214,375
5.88%, 06/11/2025(a)	450,000	393,448
5.25%, 10/06/2025(a)	400,000	335,072
3.88%, 02/16/2026(a)	500,000	388,710
		2,861,904
El Salvador-0.28%
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	550,000	503,874
Ethiopia-0.27%
Ethiopia International Bond, 6.63%, 12/11/2024(a)	700,000	484,792
France-0.27%
Banijay Entertainment S.A.S.U., 5.38%, 03/01/2025(a)	500,000	489,202
Gabon-0.21%
Gabon Government International Bond, 6.95%, 06/16/2025(a)	400,000	384,760
	Principal Amount	Value
Georgia-0.27%
Georgia Capital JSC, 6.13%, 03/09/2024(a)	$500,000	$496,875
Germany-1.06%
Commerzbank AG, 8.13%, 09/19/2023(a)	309,000	308,644
Deutsche Bank AG, 4.50%, 04/01/2025	400,000	385,494
Mercer International, Inc., 5.50%, 01/15/2026	270,000	260,841
Norddeutsche Landesbank-Girozentrale, 6.25%, 04/10/2024(a)	400,000	389,303
ZF North America Capital, Inc., 4.75%, 04/29/2025(a)	606,000	588,655
		1,932,937
Ghana-0.21%
Tullow Oil PLC, 7.00%, 03/01/2025(a)	600,000	384,792
India-3.83%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	500,000	498,635
Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy Pvt. Ltd., 6.25%, 12/10/2024(a)	750,000	717,078
Azure Power Solar Energy Pvt. Ltd., 5.65%, 12/24/2024(a)	500,000	434,375
GMR Hyderabad International Airport Ltd., 4.75%, 02/02/2026(a)	250,000	239,507
Greenko Solar Mauritius Ltd., 5.55%, 01/29/2025(a)	500,000	485,250
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)	350,000	342,650
India Airport Infra, 6.25%, 10/25/2025(a)	400,000	388,962
India Green Energy Holdings, 5.38%, 04/29/2024(a)	500,000	490,625
India Toll Roads, 5.50%, 08/19/2024(a)	500,000	487,500
JSW Steel Ltd.
5.95%, 04/18/2024(a)	500,000	496,500
5.38%, 04/04/2025(a)	200,000	195,750
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	400,000	398,000
Shriram Finance Ltd.
4.40%, 03/13/2024(a)	678,000	667,257
4.15%, 07/18/2025(a)	661,000	625,397
TML Holdings Pte. Ltd., 5.50%, 06/03/2024(a)	500,000	495,400
		6,962,886
Indonesia-0.89%
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/2024(a)	600,000	364,500
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/2024(a)	200,000	195,667
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/2025(a)	500,000	499,020
LMIRT Capital Pte. Ltd., 7.25%, 06/19/2024(a)	200,000	131,000
PT Bukit Makmur Mandiri Utama, 7.75%, 02/10/2026(a)	500,000	424,300
		1,614,487
Israel-1.03%
Energean Israel Finance Ltd., 4.50%, 03/30/2024(a)	450,000	445,601
Energian Israel Finance Ltd., 4.88%, 03/30/2026(a)	200,000	187,175

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount	Value
Israel-(continued)
Leviathan Bond Ltd., 6.13%, 06/30/2025(a)	$400,000	$393,000
Teva Pharmaceutical Finance Netherlands III B.V.
6.00%, 04/15/2024	450,000	448,407
7.13%, 01/31/2025	400,000	402,483
		1,876,666
Jamaica-0.25%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/2024(a)	500,000	454,520
Japan-1.71%
Rakuten Group, Inc.
3.55%, 11/27/2024(a)	700,000	642,244
10.25%, 11/30/2024(a)	500,000	499,786
SoftBank Group Corp.
4.75%, 09/19/2024(a)	620,000	604,500
3.13%, 01/06/2025(a)	500,000	475,625
6.13%, 04/20/2025(a)	200,000	200,120
6.00%, 07/30/2025(a)	200,000	199,196
Universal Entertainment Corp., 8.75%, 12/11/2024(a)(b)	489,000	493,352
		3,114,823
Jordan-0.43%
Jordan Government International Bond
4.95%, 07/07/2025(a)	400,000	390,686
6.13%, 01/29/2026(a)	400,000	396,742
		787,428
Kazakhstan-0.25%
Tengizchevroil Finance Co. International Ltd., 2.63%, 08/15/2025(a)	500,000	456,157
Kenya-0.26%
Republic of Kenya Government International Bond, 6.88%, 06/24/2024(a)	500,000	478,639
Macau-0.25%
Champion Path Holdings Ltd., 4.50%, 01/27/2026(a)	500,000	448,503
Mexico-1.89%
Operadora de Servicios Mega S.A. de C.V. SOFOM, E.R., 8.25%, 02/11/2025(a)	800,000	408,587
Petroleos Mexicanos
4.63%, 09/21/2023	460,000	456,737
4.88%, 01/18/2024	361,000	357,241
4.25%, 01/15/2025(d)	480,000	456,262
6.88%, 10/16/2025	500,000	482,155
4.50%, 01/23/2026	600,000	537,388
SixSigma Networks Mexico S.A. de C.V., 7.50%, 05/02/2025(a)	440,000	401,566
Total Play Telecomunicaciones, S.A. de C.V., 7.50%, 11/12/2025(a)	440,000	301,181
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)(e)(f)	700,000	40,250
		3,441,367
	Principal Amount	Value
Mongolia-0.44%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)	$400,000	$399,100
Mongolia Government International Bond, 8.75%, 03/09/2024(a)	400,000	404,000
		803,100
Morocco-0.43%
OCP S.A.
5.63%, 04/25/2024(a)	400,000	398,808
4.50%, 10/22/2025(a)	400,000	388,790
		787,598
Namibia-0.32%
Namibia International Bonds, 5.25%, 10/29/2025(a)	610,000	582,538
Nigeria-0.76%
EBN Finance Co. B.V., 7.13%, 02/16/2026(a)	500,000	429,650
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., 8.63%, 10/27/2025(a)	400,000	383,870
Nigeria Government International Bond, 7.63%, 11/21/2025(a)	400,000	393,422
Seplat Energy PLC, 7.75%, 04/01/2026(a)	200,000	179,130
		1,386,072
Oman-0.37%
Oman Government International Bond, 4.88%, 02/01/2025(a)	276,000	272,212
Oztel Holdings SPC Ltd., 5.63%, 10/24/2023(a)	408,000	407,563
		679,775
Pakistan-0.58%
Pakistan Government International Bond
8.25%, 04/15/2024(a)	700,000	567,525
8.25%, 09/30/2025(a)	800,000	487,200
		1,054,725
Paraguay-0.23%
Banco Continental S.A. Emisora de Capital Abierto, 2.75%, 12/10/2025(a)	460,000	418,941
Peru-0.44%
Auna S.A.A., 6.50%, 11/20/2025(a)	500,000	436,762
Volcan Cia Minera S.A.A., 4.38%, 02/11/2026(a)	500,000	360,135
		796,897
Poland-0.15%
Canpack S.A./Canpack US LLC, 3.13%, 11/01/2025(a)	300,000	278,276
Puerto Rico-0.28%
Popular, Inc., 6.13%, 09/14/2023	500,000	499,475
Russia-0.15%
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50%, 09/19/2024(a)(f)	300,000	238,500
O1 Properties Finance PLC, 0.50%, 12/31/2049(a)	500,000	37,500
		276,000

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount	Value
Singapore-0.48%
Puma International Financing S.A.
5.13%, 10/06/2024(a)	$500,000	$497,440
5.00%, 01/24/2026(a)	400,000	365,651
		863,091
South Africa-1.50%
Eskom Holdings SOC Ltd.
6.75%, 08/06/2023(a)	420,000	419,667
7.13%, 02/11/2025(a)	413,000	411,159
MTN (Mauritius) Investments Ltd., 4.76%, 11/11/2024(a)	500,000	487,675
Republic of South Africa Government International Bond
4.67%, 01/17/2024	512,000	508,108
5.88%, 09/16/2025	450,000	447,624
Sasol Financing USA LLC, 5.88%, 03/27/2024	450,000	446,203
		2,720,436
Spain-0.05%
Codere Finance 2 (Luxembourg) S.A., 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027, (Acquired 03/01/2019 - 10/31/2022; Cost $199,436)(a)(c)(g)	209,644	83,187
Sweden-0.60%
Stena AB, 7.00%, 02/01/2024(a)	600,000	598,452
Stena International S.A., 6.13%, 02/01/2025(a)	500,000	491,145
		1,089,597
Switzerland-0.27%
Credit Suisse AG, 6.50%, 08/08/2023(a)	500,000	498,980
Togo-0.16%
Ecobank Transnational, Inc., 9.50%, 04/18/2024(a)	300,000	299,133
Trinidad-0.33%
Trinidad & Tobago Government International Bond, 4.38%, 01/16/2024(a)	603,000	596,907
Tunisia-0.27%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/2025(a)	700,000	492,800
Turkey-9.00%
Akbank T.A.S.
5.13%, 03/31/2025(a)	600,000	578,082
6.80%, 02/06/2026(a)	400,000	390,996
Hazine Mustesarligi Varlik Kiralama A.S.
4.49%, 11/25/2024(a)	500,000	483,571
9.76%, 11/13/2025(a)	400,000	419,869
9.76%, 11/13/2025(a)	326,000	342,193
Istanbul Metropolitan Municipality, 6.38%, 12/09/2025(a)	400,000	371,317
KOC Holding A.S., 6.50%, 03/11/2025(a)	600,000	597,725
Mersin Uluslararasi Liman Isletmeciligi A.S., 5.38%, 11/15/2024(a)	500,000	489,683
QNB Finansbank A.S., 6.88%, 09/07/2024(a)	500,000	501,700
T.C. Ziraat Bankasi A.S., 5.13%, 09/29/2023(a)	420,000	419,777
Turk Telekomunikasyon A.S.
4.88%, 06/19/2024(a)	450,000	436,860
6.88%, 02/28/2025(a)	413,000	401,965
	Principal Amount	Value
Turkey-(continued)
Turkcell Iletisim Hizmetleri A.S., 5.75%, 10/15/2025(a)	$400,000	$385,316
Turkey Government International Bond
7.25%, 12/23/2023	400,000	402,492
5.75%, 03/22/2024	400,000	398,890
6.35%, 08/10/2024	500,000	499,803
5.60%, 11/14/2024	500,000	493,815
7.38%, 02/05/2025	420,000	424,712
4.25%, 03/13/2025	416,000	399,596
6.38%, 10/14/2025	400,000	392,646
4.75%, 01/26/2026	500,000	471,661
Turkiye Ihracat Kredi Bankasi A.S.
5.38%, 10/24/2023(a)	420,000	419,932
8.25%, 01/24/2024(a)	400,000	402,618
6.13%, 05/03/2024(a)	400,000	396,791
9.38%, 01/31/2026(a)	700,000	713,188
Turkiye Is Bankasi A.S.
7.85%, 12/10/2023(a)	400,000	401,400
6.13%, 04/25/2024(a)	500,000	497,192
Turkiye Petrol Rafinerileri A.S., 4.50%, 10/18/2024(a)	550,000	533,701
Turkiye Sinai Kalkinma Bankasi A.S.
6.00%, 01/23/2025(a)	500,000	481,605
5.88%, 01/14/2026(a)	400,000	373,152
Turkiye Vakiflar Bankasi T.A.O.
8.13%, 03/28/2024(a)	600,000	603,324
5.25%, 02/05/2025(a)	500,000	473,163
6.50%, 01/08/2026(a)	600,000	571,065
Ulker Biskuvi Sanayi A.S., 6.95%, 10/30/2025(a)	400,000	378,400
Yapi ve Kredi Bankasi A.S.
5.85%, 06/21/2024(a)	516,000	512,262
8.25%, 10/15/2024(a)	300,000	303,729
		16,364,191
Ukraine-0.18%
MHP SE, 7.75%, 05/10/2024(a)	350,000	239,813
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)	200,000	81,400
		321,213
United Kingdom-1.70%
Celtic Resources Holdings DAC, 4.13%, 10/09/2024(a)(h)	300,000	0
Clear Channel International B.V., 6.63%, 08/01/2025(a)	200,000	199,346
eG Global Finance PLC, 6.75%, 02/07/2025(a)	845,000	830,682
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	850,000	860,916
Neptune Energy Bondco PLC, 6.63%, 05/15/2025(a)	400,000	397,431
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	850,000	804,270
		3,092,645
United States-45.05%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(a)	340,000	345,212
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(a)	224,000	216,515
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	300,000	297,990

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount	Value
United States-(continued)
Akumin, Inc., 7.00%, 11/01/2025(a)	$300,000	$258,342
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(a)	350,000	349,596
Ally Financial, Inc.
5.13%, 09/30/2024	350,000	344,314
5.75%, 11/20/2025	350,000	339,596
AMC Networks, Inc.
5.00%, 04/01/2024	350,000	344,846
4.75%, 08/01/2025	370,000	328,136
American Airlines Group, Inc., 3.75%, 03/01/2025(a)	370,000	352,226
American Airlines, Inc., 11.75%, 07/15/2025(a)	330,000	364,005
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	360,000	349,684
Aptim Corp., 7.75%, 06/15/2025(a)	340,000	277,100
Aramark Services, Inc.
5.00%, 04/01/2025(a)	350,000	345,119
6.38%, 05/01/2025(a)	350,000	350,322
Arconic Corp., 6.00%, 05/15/2025(a)	350,000	355,570
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(a)	600,000	588,431
AssuredPartners, Inc., 7.00%, 08/15/2025(a)	350,000	345,916
Avient Corp., 5.75%, 05/15/2025(a)	350,000	345,447
B&G Foods, Inc., 5.25%, 04/01/2025	370,000	352,833
Ball Corp.
4.00%, 11/15/2023	450,000	445,905
5.25%, 07/01/2025	410,000	406,776
Bath & Body Works, Inc., 9.38%, 07/01/2025(a)	330,000	348,653
Bausch Health Cos., Inc., 5.50%, 11/01/2025(a)	562,000	506,559
Berry Global, Inc., 4.50%, 02/15/2026(a)	360,000	343,667
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(a)	370,000	352,844
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(a)	350,000	351,321
Boxer Parent Co., Inc., 7.13%, 10/02/2025(a)	240,000	241,581
Brinker International, Inc., 5.00%, 10/01/2024(a)	350,000	345,205
Brink’s Co. (The), 5.50%, 07/15/2025(a)	260,000	257,712
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(a)	270,000	259,601
Caesars Entertainment, Inc., 6.25%, 07/01/2025(a)	350,000	348,409
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(a)	250,000	252,749
California Resources Corp., 7.13%, 02/01/2026(a)	270,000	272,268
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(a)	300,000	309,270
Carnival Corp., 10.50%, 02/01/2026(a)	500,000	527,504
Carvana Co., 5.63%, 10/01/2025(a)	400,000	358,929
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(a)	380,000	359,108
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	450,000	447,181
	Principal Amount	Value
United States-(continued)
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(a)	$250,000	$247,671
Cengage Learning, Inc., 9.50%, 06/15/2024(a)	35,000	35,131
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	350,000	350,082
Chesapeake Energy Corp., 5.50%, 02/01/2026(a)	360,000	354,722
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(a)	280,000	279,588
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	98,903
Clearwater Paper Corp., 5.38%, 02/01/2025(a)	350,000	342,449
CNG Holdings, Inc., 12.50%, 06/15/2024(a)	300,000	253,398
CommScope Technologies LLC, 6.00%, 06/15/2025(a)	270,000	245,190
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(a)	300,000	252,793
Constellium SE, 5.88%, 02/15/2026(a)	448,000	442,080
Continental Resources, Inc., 3.80%, 06/01/2024	360,000	353,170
Cornerstone Chemical Co., 2.00% PIK Rate, 8.25% Cash Rate, 09/01/2027(a)(c)	500,000	438,288
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	350,000	345,078
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	460,000	445,102
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(a)	350,000	345,067
CSC Holdings LLC, 5.25%, 06/01/2024	520,000	485,429
CVR Energy, Inc., 5.25%, 02/15/2025(a)	300,000	291,641
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(a)	117,000	115,775
Dave & Buster’s, Inc., 7.63%, 11/01/2025(a)	250,000	252,816
Delta Air Lines, Inc.
2.90%, 10/28/2024	460,000	442,321
7.38%, 01/15/2026	340,000	353,268
Diebold Nixdorf, Inc., 12.50% PIK Rate, 8.50% Cash Rate, 10/15/2026(a)(f)(i)	513	8
DISH DBS Corp., 5.88%, 11/15/2024	270,000	246,859
Diversified Healthcare Trust
4.75%, 05/01/2024	379,000	363,977
9.75%, 06/15/2025	260,000	257,534
DPL, Inc., 4.13%, 07/01/2025	380,000	364,752
Encompass Health Corp., 5.75%, 09/15/2025	250,000	249,581
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	295,000	284,235
Enova International, Inc., 8.50%, 09/15/2025(a)	350,000	345,205
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(a)	370,000	312,550
EQM Midstream Partners L.P.
4.00%, 08/01/2024	270,000	264,489
6.00%, 07/01/2025(a)	344,000	341,847
FirstEnergy Corp.
2.05%, 03/01/2025	578,000	546,389
Series A, 1.60%, 01/15/2026	380,000	345,657

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount	Value
United States-(continued)
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(a)	$300,000	$285,288
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	328,000	325,009
5.58%, 03/18/2024	250,000	248,459
4.06%, 11/01/2024	450,000	437,136
2.30%, 02/10/2025	270,000	253,415
4.69%, 06/09/2025	200,000	194,050
5.13%, 06/16/2025	200,000	194,910
3.38%, 11/13/2025	200,000	187,176
Freedom Mortgage Corp.
8.13%, 11/15/2024(a)	300,000	298,697
8.25%, 04/15/2025(a)	349,000	345,301
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	350,000	344,292
FXI Holdings, Inc., 12.25%, 11/15/2026(a)	282,000	261,555
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(a)	300,000	296,540
Gen Digital, Inc., 5.00%, 04/15/2025(a)	350,000	343,007
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	260,000	257,799
Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/2026(a)	350,000	311,503
G-III Apparel Group Ltd., 7.88%, 08/15/2025(a)	360,000	354,413
Global Medical Response, Inc., 6.50%, 10/01/2025(a)	408,000	242,760
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	240,000	246,216
Graphic Packaging International LLC, 4.13%, 08/15/2024	260,000	254,437
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(a)	250,000	246,050
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/2025(a)	354,000	348,700
HCA, Inc.
5.00%, 03/15/2024	350,000	348,285
5.38%, 02/01/2025	359,000	357,032
5.25%, 04/15/2025	350,000	347,140
7.69%, 06/15/2025	340,000	350,639
5.88%, 02/15/2026	350,000	351,086
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	360,000	354,924
Hillenbrand, Inc., 5.75%, 06/15/2025	350,000	346,745
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(a)	250,000	248,298
Home Point Capital, Inc., 5.00%, 02/01/2026(a)	400,000	373,674
Howmet Aerospace, Inc.
5.13%, 10/01/2024	324,000	321,111
6.88%, 05/01/2025	340,000	345,486
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	430,000	416,446
6.38%, 12/15/2025	270,000	258,697
INNOVATE Corp., 8.50%, 02/01/2026(a)	350,000	269,500
International Game Technology PLC, 6.50%, 02/15/2025(a)	397,000	397,953
IRB Holding Corp., 7.00%, 06/15/2025(a)	340,000	342,006
	Principal Amount	Value
United States-(continued)
JELD-WEN, Inc.
6.25%, 05/15/2025(a)	$350,000	$354,655
4.63%, 12/15/2025(a)	390,000	381,527
K. Hovnanian Enterprises, Inc.
7.75%, 02/15/2026(a)	100,000	98,983
10.50%, 02/15/2026(a)	260,000	262,765
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(a)	260,000	249,480
Las Vegas Sands Corp.
3.20%, 08/08/2024	360,000	349,676
2.90%, 06/25/2025	370,000	348,268
LD Holdings Group LLC, 6.50%, 11/01/2025(a)	330,000	273,671
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(a)	350,000	355,752
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026(a)	300,000	281,708
Life Time, Inc., 5.75%, 01/15/2026(a)	360,000	353,227
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(a)	250,000	246,796
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(a)	290,000	272,222
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 10.00%, 04/15/2025(a)	450,000	89,438
Matthews International Corp., 5.25%, 12/01/2025(a)	260,000	250,621
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(a)	200,000	199,010
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(a)	256,000	257,183
Meritage Homes Corp., 6.00%, 06/01/2025	310,000	309,915
MGM Resorts International
6.75%, 05/01/2025	340,000	341,769
5.75%, 06/15/2025	250,000	247,476
ModivCare, Inc., 5.88%, 11/15/2025(a)	270,000	250,738
Mohegan Tribal Gaming Authority
7.88%, 10/15/2024(a)	500,000	497,397
8.00%, 02/01/2026(a)	370,000	342,668
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(a)	450,000	420,821
Navient Corp.
7.25%, 09/25/2023	348,000	348,568
6.13%, 03/25/2024	250,000	249,301
5.88%, 10/25/2024	250,000	246,879
6.75%, 06/25/2025	250,000	247,444
Netflix, Inc.
5.75%, 03/01/2024	329,000	328,760
5.88%, 02/15/2025	350,000	351,417
New Fortress Energy, Inc., 6.75%, 09/15/2025(a)	268,000	255,533
New Home Co., Inc. (The), 8.25%, 10/15/2027(a)	250,000	239,389
Newell Brands, Inc., 4.88%, 06/01/2025	370,000	358,352
Newmark Group, Inc., 6.13%, 11/15/2023	246,000	244,492
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(a)	300,000	294,693
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	370,000	366,952

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount	Value
United States-(continued)
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	$270,000	$264,606
NMI Holdings, Inc., 7.38%, 06/01/2025(a)	250,000	252,696
Nordstrom, Inc., 2.30%, 04/08/2024	360,000	348,988
NuStar Logistics L.P., 5.75%, 10/01/2025	260,000	255,684
Occidental Petroleum Corp.
2.90%, 08/15/2024	370,000	358,800
5.88%, 09/01/2025	340,000	340,882
5.50%, 12/01/2025(d)	250,000	249,313
Oceaneering International, Inc., 4.65%, 11/15/2024	360,000	349,632
OneMain Finance Corp.
8.25%, 10/01/2023	345,000	346,908
6.13%, 03/15/2024	450,000	449,239
6.88%, 03/15/2025	250,000	249,397
OPENLANE, Inc., 5.13%, 06/01/2025(a)	140,000	136,585
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(a)	250,000	247,057
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	250,000	248,338
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(a)	252,000	252,568
6.38%, 08/15/2025(a)	250,000	250,112
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(a)	310,000	267,880
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Inc., 7.50%, 06/01/2025(a)	350,000	352,013
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	260,000	259,584
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(a)	366,000	350,099
Penske Automotive Group, Inc., 3.50%, 09/01/2025	270,000	257,778
Performance Food Group, Inc., 6.88%, 05/01/2025(a)	350,000	350,297
Permian Resources Operating LLC
5.38%, 01/15/2026(a)	160,000	154,302
7.75%, 02/15/2026(a)	300,000	304,192
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	500,000	485,026
PRA Group, Inc., 7.38%, 09/01/2025(a)	340,000	327,774
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(a)	270,000	256,805
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/2024(a)	396,000	392,394
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(a)	300,000	267,249
PTC, Inc., 3.63%, 02/15/2025(a)	300,000	290,123
QVC, Inc.
4.85%, 04/01/2024	360,000	342,064
4.45%, 02/15/2025	410,000	349,222
Qwest Corp., 7.25%, 09/15/2025	450,000	438,950
Radian Group, Inc.
4.50%, 10/01/2024	250,000	243,886
6.63%, 03/15/2025	350,000	349,591
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(a)	450,000	448,285
Range Resources Corp., 4.88%, 05/15/2025	260,000	255,393
	Principal Amount	Value
United States-(continued)
Rayonier A.M. Products, Inc.
5.50%, 06/01/2024(a)	$500,000	$499,295
7.63%, 01/15/2026(a)	370,000	330,503
Regal Rexnord Corp., 6.05%, 02/15/2026(a)	250,000	250,052
Rite Aid Corp., 7.50%, 07/01/2025(a)	350,000	206,908
Rithm Capital Corp., 6.25%, 10/15/2025(a)	270,000	257,040
Rockies Express Pipeline LLC, 3.60%, 05/15/2025(a)	300,000	286,023
Royal Caribbean Cruises Ltd., 11.50%, 06/01/2025(a)	369,000	391,257
RP Escrow Issuer LLC, 5.25%, 12/15/2025(a)	330,000	225,396
Sabre GLBL, Inc.
9.25%, 04/15/2025(a)	240,000	225,283
7.38%, 09/01/2025(a)	400,000	361,458
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	310,000	308,362
Scientific Games International, Inc., 8.63%, 07/01/2025(a)	340,000	347,411
Sealed Air Corp.
5.13%, 12/01/2024(a)	350,000	345,279
5.50%, 09/15/2025(a)	250,000	246,508
Sensata Technologies B.V.
5.63%, 11/01/2024(a)	400,000	397,936
5.00%, 10/01/2025(a)	400,000	390,291
Service Properties Trust
4.65%, 03/15/2024	250,000	245,885
4.35%, 10/01/2024	360,000	346,002
4.50%, 03/15/2025	270,000	254,746
7.50%, 09/15/2025	340,000	336,345
5.25%, 02/15/2026	270,000	246,834
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)	403,000	404,347
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(a)	300,000	295,856
SLM Corp., 4.20%, 10/29/2025	270,000	253,835
SM Energy Co., 5.63%, 06/01/2025	260,000	255,036
Southeast Supply Header LLC, 4.25%, 06/15/2024(a)	300,000	282,726
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(a)	294,000	294,190
Sprint LLC
7.88%, 09/15/2023	490,000	490,848
7.13%, 06/15/2024	490,000	495,052
7.63%, 02/15/2025	490,000	501,530
Starwood Property Trust, Inc.
5.50%, 11/01/2023(a)	340,000	338,328
3.75%, 12/31/2024(a)	370,000	353,720
4.75%, 03/15/2025	260,000	251,224
Stericycle, Inc., 5.38%, 07/15/2024(a)	300,000	296,895
StoneX Group, Inc., 8.63%, 06/15/2025(a)	340,000	342,951
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(a)	300,000	288,270
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/2025	300,000	271,088
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.50%, 10/01/2025(a)	285,000	285,757
Talos Production, Inc., 12.00%, 01/15/2026	240,000	251,338

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount	Value
United States-(continued)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(a)	$250,000	$249,067
Team Health Holdings, Inc., 6.38%, 02/01/2025(a)	450,000	230,038
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(a)	300,000	302,523
Tenet Healthcare Corp., 4.88%, 01/01/2026	260,000	251,898
Toll Brothers Finance Corp., 4.88%, 11/15/2025	350,000	343,501
Townsquare Media, Inc., 6.88%, 02/01/2026(a)	300,000	289,404
TPro Acquisition Corp., 11.00%, 10/15/2024(a)	350,000	348,616
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	400,000	351,750
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024	351,000	349,748
Trinity Industries, Inc., 4.55%, 10/01/2024	250,000	244,684
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(a)	550,000	501,269
TripAdvisor, Inc., 7.00%, 07/15/2025(a)	250,000	250,683
Triumph Group, Inc., 7.75%, 08/15/2025	360,000	348,074
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)	380,000	354,905
Tutor Perini Corp., 6.88%, 05/01/2025(a)	300,000	257,358
Uber Technologies, Inc., 7.50%, 05/15/2025(a)	350,000	354,240
United Airlines Holdings, Inc.
5.00%, 02/01/2024	256,000	254,427
4.88%, 01/15/2025	260,000	253,642
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(a)	270,000	259,834
Univision Communications, Inc., 5.13%, 02/15/2025(a)	510,000	500,357
US Foods, Inc., 6.25%, 04/15/2025(a)	250,000	250,868
USI, Inc., 6.88%, 05/01/2025(a)	200,000	199,380
Vail Resorts, Inc., 6.25%, 05/15/2025(a)	350,000	351,256
Venator Finance S.a.r.l./Venator Materials LLC, 5.75%, 07/15/2025(a)(f)	200,000	13,000
VeriSign, Inc., 5.25%, 04/01/2025	350,000	347,334
Viasat, Inc., 5.63%, 09/15/2025(a)	300,000	281,577
Vital Energy, Inc., 9.50%, 01/15/2025	340,000	338,728
W&T Offshore, Inc., 11.75%, 02/01/2026(a)	250,000	255,536
Waste Pro USA, Inc., 5.50%, 02/15/2026(a)	290,000	275,052
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(a)	200,000	177,270
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(a)	296,000	13,320
WESCO Distribution, Inc., 7.13%, 06/15/2025(a)	250,000	253,095
West Technology Group LLC, 8.50%, 10/15/2025(a)	200,000	181,709
Western Digital Corp., 4.75%, 02/15/2026	360,000	344,023
WeWork Cos. LLC/WW Co-Obligor, Inc., 5.00%, 07/10/2025(a)	200,000	81,000
WeWork Cos., Inc., 7.88%, 05/01/2025(a)	100,000	34,500
Williams Scotsman International, Inc., 6.13%, 06/15/2025(a)	250,000	248,625
	Principal Amount	Value
United States-(continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(a)	$250,000	$245,518
Xerox Corp., 3.80%, 05/15/2024	450,000	441,496
Xerox Holdings Corp., 5.00%, 08/15/2025(a)	360,000	345,745
XHR L.P., 6.38%, 08/15/2025(a)	260,000	255,856
Yum! Brands, Inc., 3.88%, 11/01/2023	361,000	358,880
		81,938,071
Uruguay-0.22%
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 10.75%, 07/01/2025(a)	400,000	391,040
Uzbekistan-1.00%
Ipoteka-Bank ATIB, 5.50%, 11/19/2025(a)	400,000	371,778
National Bank of Uzbekistan, 4.85%, 10/21/2025(a)	600,000	573,000
Republic of Uzbekistan International Bond, 4.75%, 02/20/2024(a)	400,000	397,033
Uzbek Industrial and Construction Bank ATB, 5.75%, 12/02/2024(a)	500,000	478,775
		1,820,586
Vietnam-0.16%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	300,000	294,227
Zambia-0.27%
First Quantum Minerals Ltd., 7.50%, 04/01/2025(a)	500,000	499,163
Total U.S. Dollar Denominated Bonds & Notes (Cost $183,179,274)		177,541,706
	Shares
Preferred Stocks-0.15%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(h)(j) (Cost $220,500)	2,000	276,000
Common Stocks & Other Equity Interests-0.12%
Spain-0.00%
Codere New Topco S.A., Class A(h)(k)	8,480	0
United States-0.12%
Cumulus Media, Inc., Class A(k)	3	19
Hornbeck Offshore Services, Inc.(k)(l)	323	14,858
Hornbeck Offshore Services, Inc., Wts., TBA(k)(l)	3,246	149,316
Hornbeck Offshore Services, Inc., Wts., TBA(k)(l)	2,673	48,114
PetroQuest Energy, Inc.(k)	290	1,465
Premier Brands Group Holdings Co.(k)(m)	3,222	2,552
Premier Brands Group Holdings Co., Wts., expiring 03/21/2024(k)(m)	10,096	2,044
TRU Taj LLC/TRU Taj Finance, Inc.(k)	2,156	8,893
		227,261
Total Common Stocks & Other Equity Interests (Cost $216,716)		227,261

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(n)
Spain-0.01%
Codere New Holdco S.A., 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(a)(c) (Cost $276,931)	EUR	235,182	$12,276
	Shares
Money Market Funds-1.56%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(o)(p) (Cost $2,837,480)		2,837,480	2,837,480
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.45% (Cost $186,730,901)			180,894,723
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.07%
Invesco Private Government Fund, 5.24%(o)(p)(q)	31,961	$31,961
Invesco Private Prime Fund, 5.38%(o)(p)(q)	92,112	92,112
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $124,073)		124,073
TOTAL INVESTMENTS IN SECURITIES-99.52% (Cost $186,854,974)		181,018,796
OTHER ASSETS LESS LIABILITIES-0.48%		867,142
NET ASSETS-100.00%		$181,885,938

Investment Abbreviations:
EUR-Euro
Pfd.-Preferred
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $128,316,244, which represented 70.55% of the Fund’s Net Assets.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	All or a portion of this security was out on loan at July 31, 2023.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2023 was $373,158, which represented less than 1% of the Fund’s Net Assets.
(g)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Acquired as part of the Guitar Center, Inc. reorganization.
(k)	Non-income producing security.
(l)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(m)	Acquired as part of the Nine West Holding, Inc. reorganization.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,619,354	$56,864,999	$(58,646,873)	$-	$-	$2,837,480	$88,322
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,658,893	11,314,675	(13,941,607)	-	-	31,961	68,573*
Invesco Private Prime Fund	6,845,033	24,316,332	(31,069,555)	53	249	92,112	185,803*
Total	$14,123,280	$92,496,006	$(103,658,035)	$53	$249	$2,961,553	$342,698

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2023
(Unaudited)
(p)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
July 31, 2023
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.77%(a)
Australia-2.09%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	200,000	$218,024
Australia & New Zealand Banking Group Ltd.
4.05%, 05/12/2025	AUD	400,000	265,716
0.75%, 09/29/2026(b)	EUR	100,000	100,350
Australia and New Zealand Banking Group Ltd., 3.65%, 01/20/2026(b)	EUR	100,000	109,557
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	350,000	383,585
Commonwealth Bank of Australia, 4.20%, 08/18/2025	AUD	350,000	232,767
Glencore Finance (Europe) Ltd., 3.13%, 03/26/2026(b)	GBP	146,000	174,729
National Australia Bank Ltd.
3.90%, 05/30/2025	AUD	350,000	231,812
2.90%, 02/25/2027	AUD	400,000	251,977
2.13%, 05/24/2028(b)	EUR	100,000	103,215
1.38%, 08/30/2028(b)	EUR	200,000	197,883
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD	350,000	214,976
			2,484,591
Canada-22.29%
Bank of Montreal
1.50%, 12/18/2024(b)	GBP	100,000	121,236
2.37%, 02/03/2025	CAD	450,000	325,706
1.55%, 05/28/2026	CAD	350,000	239,683
3.65%, 04/01/2027	CAD	620,000	444,582
4.31%, 06/01/2027	CAD	800,000	586,241
4.71%, 12/07/2027	CAD	700,000	519,715
5.04%, 05/29/2028	CAD	600,000	451,519
Bank of Nova Scotia (The)
2.49%, 09/23/2024	CAD	475,000	348,193
1.95%, 01/10/2025	CAD	600,000	432,488
2.16%, 02/03/2025	CAD	600,000	432,834
1.85%, 11/02/2026	CAD	650,000	442,514
2.95%, 03/08/2027	CAD	700,000	490,311
1.40%, 11/01/2027	CAD	450,000	292,294
Bell Canada
3.35%, 03/12/2025	CAD	550,000	403,471
3.80%, 08/21/2028	CAD	250,000	178,068
4.55%, 02/09/2030	CAD	400,000	293,224
2.50%, 05/14/2030	CAD	250,000	160,610
3.00%, 03/17/2031	CAD	300,000	195,964
5.85%, 11/10/2032	CAD	300,000	236,622
3.50%, 09/30/2050	CAD	350,000	193,825
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	300,000	223,134
Canadian Imperial Bank of Commerce
2.75%, 03/07/2025	CAD	500,000	362,716
2.00%, 04/17/2025	CAD	550,000	392,766
1.10%, 01/19/2026	CAD	400,000	273,608
1.70%, 07/15/2026	CAD	400,000	273,717
2.25%, 01/07/2027	CAD	500,000	342,640
4.95%, 06/29/2027	CAD	600,000	449,099
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	450,000	319,244
CPPIB Capital, Inc.
4.45%, 09/01/2027(b)	AUD	350,000	234,061
4.20%, 05/02/2028(b)	AUD	400,000	264,308
	Principal Amount		Value
Canada-(continued)
Federation des caisses Desjardins du Quebec
2.42%, 10/04/2024	CAD	300,000	$219,444
5.20%, 10/01/2025	CAD	300,000	226,024
1.09%, 01/21/2026	CAD	300,000	204,948
4.41%, 05/19/2027	CAD	300,000	220,485
HSBC Bank Canada
4.81%, 12/16/2024	CAD	300,000	225,279
1.78%, 05/20/2026	CAD	450,000	310,595
National Bank of Canada
2.58%, 02/03/2025	CAD	500,000	362,986
5.30%, 11/03/2025	CAD	300,000	226,560
2.24%, 11/04/2026	CAD	325,000	223,963
Ontario Teachers’ Finance Trust, 1.85%, 05/03/2032(b)	EUR	200,000	191,902
Rogers Communications, Inc.
3.10%, 04/15/2025	CAD	400,000	290,711
3.65%, 03/31/2027	CAD	450,000	320,007
3.25%, 05/01/2029	CAD	300,000	203,644
4.25%, 04/15/2032	CAD	300,000	206,749
6.75%, 11/09/2039	CAD	450,000	372,544
Royal Bank of Canada
2.61%, 11/01/2024	CAD	700,000	512,376
1.94%, 05/01/2025	CAD	500,000	356,763
3.37%, 09/29/2025	CAD	900,000	653,409
5.34%, 06/23/2026	CAD	500,000	379,100
5.24%, 11/02/2026	CAD	500,000	378,245
2.33%, 01/28/2027	CAD	700,000	480,919
3.63%, 06/14/2027(b)	GBP	100,000	118,470
4.61%, 07/26/2027	CAD	550,000	407,345
4.64%, 01/17/2028	CAD	600,000	444,317
5.00%, 01/24/2028(b)	GBP	200,000	248,151
4.63%, 05/01/2028	CAD	650,000	481,047
1.83%, 07/31/2028	CAD	300,000	195,122
2.13%, 04/26/2029(b)	EUR	100,000	100,486
5.23%, 06/24/2030	CAD	400,000	304,018
TELUS Corp.
5.25%, 11/15/2032	CAD	400,000	301,055
Series CY, 3.30%, 05/02/2029	CAD	300,000	206,758
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD	450,000	322,427
Toronto-Dominion Bank (The)
2.50%, 12/02/2024	CAD	550,000	400,935
1.94%, 03/13/2025	CAD	550,000	394,274
2.67%, 09/09/2025	CAD	1,000,000	716,285
1.13%, 12/09/2025	CAD	500,000	343,928
5.42%, 07/10/2026	CAD	600,000	456,050
2.26%, 01/07/2027	CAD	550,000	377,669
0.50%, 01/18/2027(b)	EUR	200,000	195,559
2.88%, 04/05/2027(b)	GBP	300,000	346,481
4.21%, 06/01/2027	CAD	800,000	584,685
2.55%, 08/03/2027(b)	EUR	200,000	208,466
5.38%, 10/21/2027	CAD	600,000	457,354
1.89%, 03/08/2028	CAD	400,000	263,479
1.90%, 09/11/2028	CAD	400,000	260,346
4.68%, 01/08/2029	CAD	700,000	519,635
3.63%, 12/13/2029(b)	EUR	150,000	161,143
1.95%, 04/08/2030(b)	EUR	100,000	96,953
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	650,000	468,499
5.28%, 07/15/2030(b)	CAD	400,000	302,477
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount		Value
Canada-(continued)
4.18%, 07/03/2048(b)	CAD	300,000	$183,701
4.34%, 10/15/2049(b)	CAD	300,000	187,726
			26,545,887
China-0.07%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	85,915
Denmark-0.66%
Danske Bank A/S, 0.63%, 05/26/2025(b)	EUR	100,000	103,855
Orsted A/S
4.88%, 01/12/2032(b)	GBP	200,000	243,592
5.75%, 04/09/2040(b)	GBP	150,000	193,815
5.38%, 09/13/2042(b)	GBP	200,000	246,932
			788,194
Finland-0.87%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	131,005
0.50%, 05/14/2027(b)	EUR	200,000	196,984
1.13%, 09/27/2027(b)	EUR	100,000	99,771
0.50%, 11/02/2028(b)	EUR	100,000	92,511
2.50%, 05/23/2029(b)	EUR	100,000	101,883
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR	100,000	103,033
2.88%, 12/15/2025(b)	EUR	200,000	215,046
0.10%, 11/16/2027(b)	EUR	100,000	94,402
			1,034,635
France-23.93%
Aeroports de Paris
2.13%, 10/02/2026(b)	EUR	200,000	210,945
2.75%, 04/02/2030(b)	EUR	200,000	208,010
Airbus SE
1.63%, 06/09/2030(b)	EUR	100,000	97,660
2.38%, 04/07/2032(b)	EUR	100,000	101,132
2.38%, 06/09/2040(b)	EUR	200,000	174,358
Autoroutes du Sud de la France S.A., 1.38%, 02/21/2031(b)	EUR	200,000	188,820
Banque Federative du Credit Mutuel S.A.
1.75%, 12/19/2024(b)	GBP	200,000	242,782
1.25%, 01/14/2025(b)	EUR	200,000	211,791
0.01%, 03/07/2025(b)	EUR	200,000	206,594
1.00%, 05/23/2025(b)	EUR	300,000	313,712
0.75%, 07/17/2025(b)	EUR	200,000	206,562
3.00%, 09/11/2025(b)	EUR	100,000	107,995
1.25%, 12/05/2025(b)	GBP	200,000	230,272
1.63%, 01/19/2026(b)	EUR	100,000	104,059
2.38%, 03/24/2026(b)	EUR	100,000	106,131
0.01%, 05/11/2026(b)	EUR	200,000	198,103
0.75%, 06/08/2026(b)	EUR	200,000	201,528
1.00%, 07/16/2026(b)	GBP	300,000	335,059
1.25%, 05/26/2027(b)	EUR	200,000	199,666
3.13%, 09/14/2027(b)	EUR	200,000	213,836
3.88%, 01/26/2028(b)	EUR	100,000	108,857
5.38%, 05/25/2028(b)	GBP	100,000	125,903
0.25%, 07/19/2028(b)	EUR	100,000	91,177
0.63%, 11/03/2028(b)	EUR	200,000	183,650
1.75%, 03/15/2029(b)	EUR	100,000	96,958
1.88%, 06/18/2029(b)	EUR	100,000	95,194
2.63%, 11/06/2029(b)	EUR	100,000	100,639
0.75%, 01/17/2030(b)	EUR	100,000	89,211
1.25%, 06/03/2030(b)	EUR	100,000	91,007
0.63%, 02/21/2031(b)	EUR	200,000	171,009
	Principal Amount		Value
France-(continued)
1.13%, 01/19/2032(b)	EUR	200,000	$175,714
5.13%, 01/13/2033(b)	EUR	200,000	219,622
3.75%, 02/01/2033(b)	EUR	200,000	215,405
BNP Paribas S.A.
2.38%, 02/17/2025(b)	EUR	200,000	214,674
1.50%, 11/17/2025(b)	EUR	100,000	105,132
3.38%, 01/23/2026(b)	GBP	300,000	362,370
1.13%, 06/11/2026(b)	EUR	200,000	204,847
0.13%, 09/04/2026(b)	EUR	100,000	99,152
2.25%, 01/11/2027(b)	EUR	100,000	104,569
1.88%, 12/14/2027(b)	GBP	400,000	431,746
1.50%, 05/23/2028(b)	EUR	100,000	99,137
1.50%, 05/25/2028(b)	EUR	100,000	99,743
1.38%, 05/28/2029(b)	EUR	100,000	94,443
3.63%, 09/01/2029(b)	EUR	200,000	213,017
1.63%, 07/02/2031(b)	EUR	200,000	178,864
1.25%, 07/13/2031(b)	GBP	300,000	274,594
2.10%, 04/07/2032(b)	EUR	200,000	187,376
5.75%, 06/13/2032(b)	GBP	300,000	377,417
0.63%, 12/03/2032(b)	EUR	200,000	161,139
2.00%, 09/13/2036(b)	GBP	100,000	84,261
Bouygues S.A.
1.13%, 07/24/2028(b)	EUR	100,000	98,593
2.25%, 06/29/2029(b)	EUR	100,000	102,081
4.63%, 06/07/2032(b)	EUR	100,000	115,759
3.25%, 06/30/2037(b)	EUR	100,000	99,845
5.38%, 06/30/2042(b)	EUR	200,000	241,474
BPCE S.A.
0.63%, 09/26/2024(b)	EUR	100,000	106,096
1.00%, 04/01/2025(b)	EUR	200,000	209,789
0.63%, 04/28/2025(b)	EUR	200,000	208,146
0.25%, 01/15/2026(b)	EUR	200,000	201,607
0.38%, 02/02/2026(b)	EUR	100,000	100,972
0.50%, 02/24/2027(b)	EUR	200,000	194,733
1.75%, 04/26/2027(b)	EUR	100,000	102,077
1.00%, 10/05/2028(b)	EUR	100,000	95,503
5.25%, 04/16/2029(b)	GBP	300,000	355,403
0.25%, 01/14/2031(b)	EUR	200,000	168,177
0.75%, 03/03/2031(b)	EUR	100,000	86,248
1.00%, 01/14/2032(b)	EUR	100,000	86,835
4.00%, 11/29/2032(b)	EUR	200,000	218,701
4.50%, 01/13/2033(b)	EUR	200,000	222,883
Capgemini SE, 2.00%, 04/15/2029(b)	EUR	200,000	205,141
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	105,890
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR	100,000	96,246
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	100,417
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	197,810
2.13%, 07/29/2032(b)	EUR	200,000	191,196
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	200,000	181,372
1.50%, 10/06/2031(b)	EUR	300,000	252,572
Credit Agricole S.A.
1.38%, 03/13/2025(b)	EUR	200,000	211,488
1.00%, 09/18/2025(b)	EUR	200,000	208,342
0.38%, 10/21/2025(b)	EUR	200,000	205,421
1.25%, 04/14/2026(b)	EUR	300,000	310,121
1.88%, 12/20/2026(b)	EUR	200,000	207,571
1.38%, 05/03/2027(b)	EUR	300,000	303,362

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount		Value
France-(continued)
3.38%, 07/28/2027(b)	EUR	100,000	$108,404
0.13%, 12/09/2027	EUR	200,000	189,379
0.38%, 04/20/2028(b)	EUR	200,000	188,122
1.13%, 02/24/2029(b)	EUR	200,000	192,436
1.75%, 03/05/2029(b)	EUR	200,000	195,989
1.00%, 07/03/2029(b)	EUR	200,000	189,086
2.50%, 08/29/2029(b)	EUR	100,000	102,391
4.88%, 10/23/2029(b)	GBP	300,000	368,456
3.88%, 04/20/2031(b)	EUR	200,000	220,027
0.88%, 01/14/2032(b)	EUR	200,000	173,095
1.13%, 07/12/2032(b)	EUR	200,000	175,463
4.00%, 01/18/2033(b)	EUR	200,000	221,399
3.88%, 11/28/2034(b)	EUR	100,000	109,272
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR	100,000	108,117
Danone S.A., 1.21%, 11/03/2028(b)	EUR	200,000	197,604
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	100,000	93,286
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR	200,000	203,201
4.13%, 03/25/2027(b)	EUR	100,000	111,743
6.25%, 05/30/2028(b)	GBP	100,000	129,766
4.38%, 10/12/2029(b)	EUR	100,000	112,053
4.63%, 04/26/2030(b)	EUR	100,000	115,131
2.00%, 10/02/2030(b)	EUR	100,000	97,783
5.88%, 07/18/2031	GBP	200,000	251,771
4.25%, 01/25/2032(b)	EUR	100,000	109,929
1.00%, 11/29/2033(b)	EUR	200,000	162,795
6.13%, 06/02/2034(b)	GBP	400,000	504,024
4.75%, 10/12/2034(b)	EUR	100,000	112,848
5.50%, 03/27/2037(b)	GBP	200,000	234,011
5.50%, 10/17/2041(b)	GBP	400,000	461,471
4.63%, 01/25/2043(b)	EUR	100,000	107,515
2.00%, 12/09/2049(b)	EUR	200,000	132,132
5.13%, 09/22/2050(b)	GBP	300,000	322,598
5.63%, 01/25/2053(b)	GBP	200,000	230,088
6.00%, 01/23/2114(b)	GBP	400,000	452,533
ELO SACA, 2.88%, 01/29/2026(b)	EUR	200,000	212,779
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	213,533
7.00%, 10/30/2028	GBP	200,000	271,786
4.00%, 01/11/2035(b)	EUR	100,000	110,730
5.63%, 04/03/2053(b)	GBP	200,000	251,196
5.00%, 10/01/2060(b)	GBP	300,000	342,949
EssilorLuxottica S.A.
0.50%, 06/05/2028(b)	EUR	200,000	193,958
0.75%, 11/27/2031(b)	EUR	100,000	91,089
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR	100,000	89,934
HSBC Continental Europe S.A., 0.10%, 09/03/2027(b)	EUR	100,000	95,448
L’Oreal S.A., 2.88%, 05/19/2028(b)	EUR	100,000	108,503
Orange S.A.
1.38%, 03/20/2028(b)	EUR	200,000	201,779
8.13%, 11/20/2028(b)	GBP	150,000	216,143
2.00%, 01/15/2029(b)	EUR	200,000	205,536
1.38%, 01/16/2030(b)	EUR	100,000	97,541
1.88%, 09/12/2030(b)	EUR	100,000	99,943
0.50%, 09/04/2032(b)	EUR	100,000	84,761
8.13%, 01/28/2033	EUR	150,000	222,968
	Principal Amount		Value
France-(continued)
0.63%, 12/16/2033(b)	EUR	100,000	$82,345
5.38%, 11/22/2050(b)	GBP	150,000	193,160
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	200,000	198,863
Societe Generale S.A.
1.13%, 01/23/2025(b)	EUR	100,000	105,666
2.63%, 02/27/2025(b)	EUR	100,000	107,577
0.13%, 02/24/2026(b)	EUR	200,000	199,468
0.75%, 01/25/2027(b)	EUR	200,000	195,285
0.25%, 07/08/2027(b)	EUR	200,000	190,314
4.00%, 11/16/2027(b)	EUR	200,000	220,503
0.13%, 02/18/2028(b)	EUR	100,000	93,080
2.13%, 09/27/2028(b)	EUR	200,000	199,232
1.75%, 03/22/2029(b)	EUR	100,000	95,968
1.25%, 06/12/2030(b)	EUR	200,000	180,424
4.25%, 11/16/2032(b)	EUR	200,000	225,182
6.25%, 06/22/2033(b)	GBP	200,000	261,968
Suez S.A.C.A., 2.88%, 05/24/2034(b)	EUR	100,000	97,181
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	201,854
TotalEnergies Capital International S.A.
0.75%, 07/12/2028(b)	EUR	200,000	193,568
1.38%, 10/04/2029(b)	EUR	200,000	194,673
1.62%, 05/18/2040(b)	EUR	100,000	80,209
UNEDIC, 0.10%, 11/25/2026(b)	EUR	400,000	397,577
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	200,000	191,989
1.38%, 12/04/2031(b)	EUR	100,000	86,568
			28,494,861
Germany-10.79%
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	200,000	222,367
Aroundtown S.A.
0.38%, 04/15/2027(b)	EUR	200,000	164,145
3.00%, 10/16/2029(b)	GBP	200,000	168,389
BASF SE
0.75%, 03/17/2026(b)	EUR	100,000	102,522
0.25%, 06/05/2027(b)	EUR	100,000	97,574
0.88%, 11/15/2027(b)	EUR	100,000	100,371
1.50%, 03/17/2031(b)	EUR	200,000	189,207
Bayer AG
0.05%, 01/12/2025(b)	EUR	100,000	104,171
0.75%, 01/06/2027(b)	EUR	100,000	99,363
1.13%, 01/06/2030(b)	EUR	100,000	92,730
0.63%, 07/12/2031(b)	EUR	200,000	170,962
1.38%, 07/06/2032(b)	EUR	100,000	88,453
4.63%, 05/26/2033(b)	EUR	200,000	224,391
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	300,000	310,309
2.13%, 12/15/2029(b)	EUR	300,000	297,212
BMW Finance N.V., 1.50%, 02/06/2029(b)	EUR	200,000	199,939
Commerzbank AG
1.00%, 03/04/2026(b)	EUR	195,000	201,332
0.50%, 12/04/2026(b)	EUR	100,000	99,328
Deutsche Bahn Finance GmbH
0.63%, 04/15/2036(b)	EUR	200,000	155,098
0.63%, 12/08/2050(b)	EUR	100,000	54,668
1.13%, 05/29/2051(b)	EUR	100,000	63,673
Deutsche Bank AG
2.63%, 12/16/2024(b)	GBP	200,000	243,576
1.63%, 01/20/2027(b)	EUR	200,000	199,756

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Deutsche Telekom AG, 1.75%, 03/25/2031(b)	EUR	100,000	$99,606
Deutsche Telekom International Finance B.V.
1.50%, 04/03/2028(b)	EUR	157,000	159,069
2.00%, 12/01/2029(b)	EUR	200,000	204,633
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	200,000	196,637
6.25%, 06/03/2030(b)	GBP	300,000	399,458
6.38%, 06/07/2032	GBP	250,000	336,762
4.75%, 01/31/2034(b)	GBP	200,000	236,350
5.88%, 10/30/2037(b)	GBP	250,000	320,818
6.75%, 01/27/2039(b)	GBP	250,000	348,535
6.13%, 07/06/2039(b)	GBP	250,000	328,961
E.ON SE, 0.38%, 09/29/2027(b)	EUR	200,000	195,211
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	85,294
Heidelberg Materials Finance Luxembourg S.A., 1.63%, 04/07/2026(b)	EUR	100,000	104,671
Landesbank Baden-Wuerttemberg
1.50%, 02/03/2025(b)	GBP	200,000	239,312
0.38%, 02/18/2027(b)	EUR	100,000	96,970
Mercedes-Benz Group AG
1.00%, 11/15/2027(b)	EUR	187,000	187,094
1.38%, 05/11/2028(b)	EUR	197,000	198,849
1.50%, 07/03/2029(b)	EUR	100,000	99,695
0.75%, 09/10/2030(b)	EUR	154,000	142,251
1.13%, 11/06/2031(b)	EUR	100,000	92,586
0.75%, 03/11/2033(b)	EUR	250,000	214,813
2.13%, 07/03/2037(b)(c)	EUR	150,000	140,402
Mercedes-Benz International Finance B.V., 0.63%, 05/06/2027(b)	EUR	125,000	125,074
Robert Bosch GmbH
4.00%, 06/02/2035(b)	EUR	200,000	222,268
4.38%, 06/02/2043(b)	EUR	200,000	222,753
RWE AG
2.50%, 08/24/2025(b)	EUR	200,000	215,480
2.13%, 05/24/2026(b)	EUR	100,000	105,736
2.75%, 05/24/2030(b)	EUR	100,000	102,312
SAP SE, 1.63%, 03/10/2031(b)	EUR	100,000	99,058
Siemens Financieringsmaatschappij N.V.
0.25%, 02/20/2029(b)	EUR	100,000	92,949
0.13%, 09/05/2029(b)	EUR	100,000	93,489
1.38%, 09/06/2030(b)	EUR	100,000	96,948
3.38%, 08/24/2031(b)	EUR	200,000	219,496
3.00%, 09/08/2033(b)	EUR	100,000	105,992
0.50%, 09/05/2034(b)	EUR	100,000	81,690
Traton Finance Luxembourg S.A.
0.13%, 03/24/2025(b)	EUR	200,000	205,761
0.75%, 03/24/2029(b)	EUR	200,000	183,270
Volkswagen Financial Services AG
1.50%, 10/01/2024(b)	EUR	100,000	107,403
0.25%, 01/31/2025(b)	EUR	100,000	104,490
0.13%, 02/12/2027(b)	EUR	100,000	96,539
0.88%, 01/31/2028(b)	EUR	130,000	123,980
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	217,798
Volkswagen International Finance N.V.
1.88%, 03/30/2027(b)	EUR	300,000	306,897
0.88%, 09/22/2028(b)	EUR	300,000	281,471
1.63%, 01/16/2030(b)	EUR	175,000	167,498
	Principal Amount		Value
Germany-(continued)
3.25%, 11/18/2030(b)	EUR	100,000	$103,283
4.13%, 11/16/2038(b)	EUR	100,000	104,915
Volkswagen Leasing GmbH, 0.38%, 07/20/2026(b)	EUR	200,000	197,606
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	93,925
0.25%, 09/01/2028(b)	EUR	100,000	88,377
0.63%, 12/14/2029(b)	EUR	100,000	85,993
0.75%, 09/01/2032(b)	EUR	200,000	157,180
1.00%, 06/16/2033(b)	EUR	100,000	78,031
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	100,000	102,149
1.33%, 09/25/2028(b)	EUR	200,000	186,448
			12,853,772
Ireland-0.26%
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR	100,000	101,119
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR	200,000	212,788
			313,907
Italy-5.08%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR	100,000	110,602
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	225,000	203,563
2.38%, 11/25/2033(b)	EUR	100,000	86,540
Autostrade Per L’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	100,000	97,514
2.00%, 01/15/2030(b)	EUR	200,000	187,492
Enel Finance International N.V.
1.50%, 07/21/2025(b)	EUR	200,000	210,738
1.38%, 06/01/2026(b)	EUR	50,000	51,859
0.38%, 06/17/2027(b)	EUR	100,000	97,282
1.00%, 10/20/2027(b)	GBP	125,000	132,408
3.88%, 03/09/2029(b)	EUR	200,000	222,385
2.88%, 04/11/2029(b)	GBP	200,000	219,810
0.38%, 05/28/2029(b)	EUR	100,000	91,145
0.50%, 06/17/2030(b)	EUR	120,000	106,020
0.88%, 09/28/2034(b)	EUR	220,000	173,312
0.88%, 06/17/2036(b)	EUR	100,000	73,762
5.75%, 09/14/2040(b)	GBP	450,000	564,180
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	180,000	227,042
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR	100,000	110,208
1.50%, 02/02/2026(b)	EUR	150,000	156,315
1.25%, 05/18/2026(b)	EUR	100,000	102,772
0.38%, 06/14/2028(b)	EUR	200,000	187,834
3.63%, 01/29/2029(b)	EUR	100,000	109,514
0.63%, 01/23/2030(b)	EUR	100,000	89,734
2.00%, 05/18/2031(b)	EUR	150,000	143,826
Intesa Sanpaolo S.p.A.
2.13%, 05/26/2025(b)	EUR	125,000	132,899
0.63%, 02/24/2026(b)	EUR	250,000	252,426
4.00%, 05/19/2026(b)	EUR	100,000	110,150
1.00%, 11/19/2026(b)	EUR	202,000	202,422
4.75%, 09/06/2027(b)	EUR	150,000	168,404
0.75%, 03/16/2028(b)	EUR	100,000	95,611
1.75%, 03/20/2028(b)	EUR	150,000	150,313
6.63%, 05/31/2033(b)	GBP	200,000	253,242
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	209,000	210,723

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount		Value
Italy-(continued)
Terna Rete Elettrica Nazionale S.p.A., 1.38%, 07/26/2027(b)	EUR	200,000	$202,796
UniCredit S.p.A.
0.50%, 04/09/2025(b)	EUR	100,000	103,937
0.33%, 01/19/2026(b)	EUR	150,000	151,698
2.13%, 10/24/2026(b)	EUR	159,000	166,585
0.85%, 01/19/2031(b)	EUR	100,000	86,199
			6,043,262
Japan-2.25%
Mizuho Financial Group, Inc.
5.63%, 06/13/2028(b)	GBP	100,000	126,073
0.69%, 10/07/2030(b)	EUR	100,000	88,013
NTT Finance Corp.
0.34%, 03/03/2030(b)	EUR	200,000	180,642
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	702,543
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	686,725
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	206,899
0.63%, 10/23/2029(b)	EUR	125,000	112,765
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(b)	EUR	100,000	105,085
3.00%, 11/21/2030(b)	EUR	200,000	209,486
1.38%, 07/09/2032	EUR	200,000	179,713
2.00%, 07/09/2040	EUR	100,000	82,278
			2,680,222
Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	94,572
Netherlands-5.06%
ABN AMRO Bank N.V.
1.38%, 01/16/2025(b)	GBP	100,000	120,888
3.75%, 04/20/2025(b)	EUR	100,000	109,827
1.25%, 05/28/2025(b)	EUR	200,000	210,116
5.25%, 05/26/2026(b)	GBP	300,000	380,435
0.60%, 01/15/2027(b)	EUR	300,000	294,248
4.00%, 01/16/2028(b)	EUR	200,000	218,608
5.13%, 02/22/2028(b)	GBP	200,000	247,186
0.50%, 09/23/2029(b)	EUR	200,000	178,344
1.00%, 06/02/2033(b)	EUR	100,000	85,899
1.25%, 01/20/2034(b)	EUR	100,000	85,397
4.50%, 11/21/2034(b)	EUR	200,000	226,546
Cooperatieve Rabobank U.A.
1.25%, 01/14/2025(b)	GBP	100,000	120,534
5.25%, 09/14/2027(b)	GBP	100,000	122,962
4.63%, 05/23/2029(b)	GBP	400,000	467,241
4.00%, 01/10/2030(b)	EUR	200,000	219,438
1.13%, 05/07/2031(b)	EUR	100,000	90,307
ING Groep N.V.
1.13%, 02/14/2025(b)	EUR	200,000	211,385
2.13%, 01/10/2026(b)	EUR	100,000	106,273
3.00%, 02/18/2026(b)	GBP	300,000	358,402
1.38%, 01/11/2028(b)	EUR	100,000	99,715
2.00%, 09/20/2028(b)	EUR	200,000	202,208
2.50%, 11/15/2030(b)	EUR	100,000	101,515
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP	314,000	397,446
LeasePlan Corp. N.V.
0.25%, 02/23/2026(b)	EUR	100,000	99,698
0.25%, 09/07/2026(b)	EUR	100,000	98,087
	Principal Amount		Value
Netherlands-(continued)
Shell International Finance B.V.
1.50%, 04/07/2028(b)	EUR	100,000	$100,453
1.25%, 05/12/2028(b)	EUR	100,000	98,956
0.75%, 08/15/2028(b)	EUR	150,000	144,144
0.50%, 11/08/2031(b)	EUR	100,000	86,001
1.88%, 04/07/2032(b)	EUR	100,000	95,941
1.25%, 11/11/2032(b)	EUR	100,000	89,298
0.88%, 11/08/2039(b)	EUR	100,000	69,758
1.75%, 09/10/2052(b)	GBP	100,000	60,863
TenneT Holding B.V.
2.13%, 11/17/2029(b)	EUR	100,000	103,348
4.50%, 10/28/2034(b)	EUR	200,000	234,626
0.88%, 06/16/2035(b)	EUR	100,000	85,589
			6,021,682
Norway-0.48%
Equinor ASA
1.38%, 05/22/2032(b)	EUR	100,000	92,044
1.63%, 02/17/2035(b)	EUR	200,000	178,101
SpareBank 1 SR-Bank ASA, 3.75%, 11/23/2027(b)	EUR	100,000	108,719
Telenor ASA, 1.13%, 05/31/2029(b)	EUR	200,000	192,723
			571,587
Portugal-0.17%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	200,000	198,382
Spain-5.48%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	200,000	207,898
3.00%, 03/27/2031(b)	EUR	100,000	100,812
Banco Bilbao Vizcaya Argentaria S.A.
0.38%, 10/02/2024(b)	EUR	100,000	105,711
1.38%, 05/14/2025(b)	EUR	100,000	105,183
0.75%, 06/04/2025(b)	EUR	100,000	104,052
1.75%, 11/26/2025(b)	EUR	200,000	209,574
1.00%, 06/21/2026(b)	EUR	100,000	101,945
0.38%, 11/15/2026(b)	EUR	100,000	98,726
0.50%, 01/14/2027(b)	EUR	100,000	98,320
3.50%, 02/10/2027(b)	EUR	100,000	108,494
3.38%, 09/20/2027(b)	EUR	200,000	215,929
4.38%, 10/14/2029(b)	EUR	100,000	113,185
Banco de Sabadell S.A., 0.88%, 07/22/2025(b)	EUR	200,000	206,488
Banco Santander S.A.
1.13%, 01/17/2025(b)	EUR	200,000	211,166
2.50%, 03/18/2025(b)	EUR	200,000	214,080
1.38%, 01/05/2026(b)	EUR	200,000	207,018
3.25%, 04/04/2026(b)	EUR	200,000	214,951
1.50%, 04/14/2026(b)	GBP	200,000	226,724
0.30%, 10/04/2026(b)	EUR	100,000	98,961
3.13%, 01/19/2027(b)	EUR	100,000	106,578
0.50%, 02/04/2027(b)	EUR	200,000	195,242
1.75%, 02/17/2027(b)	GBP	200,000	219,585
1.13%, 06/23/2027(b)	EUR	100,000	99,448
2.13%, 02/08/2028(b)	EUR	200,000	201,379
0.20%, 02/11/2028(b)	EUR	200,000	186,681
5.13%, 01/25/2030(b)	GBP	100,000	122,281
1.63%, 10/22/2030(b)	EUR	100,000	89,743
1.00%, 11/04/2031(b)	EUR	200,000	177,197
CaixaBank S.A.
0.38%, 02/03/2025(b)	EUR	200,000	208,442

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount		Value
Spain-(continued)
1.38%, 06/19/2026(b)	EUR	200,000	$203,021
3.75%, 09/07/2029(b)	EUR	100,000	110,317
Iberdrola Finanzas S.A., 1.38%, 03/11/2032(b)	EUR	100,000	94,705
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR	200,000	203,607
Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR	200,000	209,472
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP	195,000	247,141
1.46%, 04/13/2026(b)	EUR	100,000	104,409
1.45%, 01/22/2027(b)	EUR	100,000	102,845
1.20%, 08/21/2027(b)	EUR	200,000	201,918
1.72%, 01/12/2028(b)	EUR	200,000	205,126
1.79%, 03/12/2029(b)	EUR	100,000	101,002
0.66%, 02/03/2030(b)	EUR	200,000	183,470
			6,522,826
Sweden-2.27%
Heimstaden Bostad Treasury B.V., 0.25%, 10/13/2024(b)	EUR	125,000	124,022
Skandinaviska Enskilda Banken AB
4.00%, 11/09/2026(b)	EUR	200,000	219,647
1.75%, 11/11/2026(b)	EUR	200,000	206,236
3.75%, 02/07/2028(b)	EUR	200,000	216,222
0.38%, 06/21/2028(b)	EUR	200,000	184,540
0.63%, 11/12/2029(b)	EUR	200,000	177,985
Svenska Handelsbanken AB
3.75%, 05/05/2026(b)	EUR	179,000	196,177
0.13%, 11/03/2026(b)	EUR	100,000	97,997
0.05%, 09/06/2028(b)	EUR	100,000	91,439
1.38%, 02/23/2029(b)	EUR	130,000	124,718
0.50%, 02/18/2030(b)	EUR	200,000	176,254
Swedbank AB
3.75%, 11/14/2025(b)	EUR	100,000	109,398
0.25%, 11/02/2026(b)	EUR	100,000	97,821
2.10%, 05/25/2027(b)	EUR	200,000	205,988
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	189,965
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	200,000	289,465
			2,707,874
Switzerland-2.13%
Credit Suisse AG
1.13%, 12/15/2025(b)	GBP	300,000	341,132
0.25%, 01/05/2026(b)	EUR	225,000	224,256
7.75%, 03/10/2026(b)	GBP	100,000	132,643
1.50%, 04/10/2026(b)	EUR	150,000	153,248
0.25%, 09/01/2028(b)	EUR	120,000	108,014
Holcim Finance (Luxembourg) S.A.
2.25%, 05/26/2028(b)	EUR	100,000	103,436
0.50%, 09/03/2030(b)	EUR	100,000	85,992
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	200,000	198,034
2.00%, 03/26/2038(b)	EUR	100,000	90,705
UBS AG
0.01%, 03/31/2026(b)	EUR	200,000	197,629
0.50%, 03/31/2031(b)	EUR	200,000	170,330
UBS Group AG
2.75%, 08/08/2025(b)	GBP	150,000	178,387
1.25%, 09/01/2026(b)	EUR	200,000	200,944
	Principal Amount		Value
Switzerland-(continued)
0.63%, 01/18/2033(b)	EUR	248,000	$192,355
0.63%, 02/24/2033(b)	EUR	200,000	157,941
			2,535,046
United Kingdom-12.65%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	200,000	255,722
Anglian Water Services Financing PLC, 6.00%, 06/20/2039(b)	GBP	200,000	261,330
Annington Funding PLC
3.18%, 07/12/2029(b)	GBP	150,000	159,160
3.69%, 07/12/2034(b)	GBP	200,000	200,293
3.94%, 07/12/2047(b)	GBP	200,000	184,707
B.A.T. International Finance PLC
4.00%, 09/04/2026(b)	GBP	150,000	181,189
2.25%, 06/26/2028(b)	GBP	140,000	150,451
2.25%, 01/16/2030(b)	EUR	200,000	185,221
6.00%, 11/24/2034(b)	GBP	150,000	175,468
2.25%, 09/09/2052(b)	GBP	200,000	105,453
Barclays PLC
3.00%, 05/08/2026(b)	GBP	200,000	234,757
3.25%, 02/12/2027(b)	GBP	350,000	406,435
BG Energy Capital PLC
5.13%, 12/01/2025(b)	GBP	250,000	317,227
5.00%, 11/04/2036(b)	GBP	250,000	306,039
Blend Funding PLC, 3.46%, 09/21/2047(b)	GBP	200,000	190,548
BP Capital Markets PLC
2.52%, 04/07/2028(b)	EUR	100,000	104,573
1.23%, 05/08/2031(b)	EUR	100,000	90,718
2.82%, 04/07/2032(b)	EUR	200,000	202,476
British Telecommunications PLC
1.75%, 03/10/2026(b)	EUR	200,000	209,294
1.50%, 06/23/2027(b)	EUR	100,000	101,346
5.75%, 12/07/2028(b)	GBP	150,000	191,372
3.13%, 11/21/2031(b)	GBP	200,000	212,737
6.38%, 06/23/2037(b)	GBP	200,000	256,957
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	250,000	269,032
2.63%, 09/22/2038(b)	GBP	200,000	170,586
2.75%, 09/22/2046(b)	GBP	300,000	231,941
CCEP Finance Ireland DAC, 0.88%, 05/06/2033(b)	EUR	100,000	85,093
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	179,684
7.00%, 09/19/2033(b)	GBP	272,000	383,372
4.25%, 09/12/2044(b)	GBP	150,000	154,661
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	130,000	111,275
Diageo Finance PLC, 2.50%, 03/27/2032(b)	EUR	100,000	102,164
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	200,000	195,636
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	300,000	391,937
6.45%, 12/10/2031(b)	GBP	250,000	332,250
5.88%, 05/13/2041(b)	GBP	200,000	252,549
4.63%, 10/31/2046(b)	GBP	200,000	213,787
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	150,000	168,906
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	200,000	177,581

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2023
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
HSBC Holdings PLC
0.88%, 09/06/2024(b)	EUR	300,000	$319,917
2.50%, 03/15/2027(b)	EUR	100,000	105,414
2.63%, 08/16/2028(b)	GBP	300,000	332,813
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(b)	EUR	100,000	79,988
Imperial Brands Finance PLC
5.50%, 09/28/2026(b)	GBP	150,000	187,532
4.88%, 06/07/2032(b)	GBP	200,000	222,150
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/2026(b)	EUR	200,000	211,930
Lloyds Banking Group PLC, 2.25%, 10/16/2024(b)	GBP	300,000	369,193
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	225,000	287,651
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	100,000	108,899
Nationwide Building Society
0.25%, 07/22/2025(b)	EUR	200,000	205,180
3.25%, 01/20/2028(b)	GBP	100,000	116,990
NatWest Markets PLC
2.75%, 04/02/2025(b)	EUR	100,000	107,877
0.13%, 11/12/2025(b)	EUR	100,000	100,760
0.13%, 06/18/2026(b)	EUR	200,000	196,925
1.38%, 03/02/2027(b)	EUR	100,000	100,214
6.38%, 11/08/2027(b)	GBP	255,000	330,458
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	100,000	74,379
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(b)	GBP	150,000	179,745
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	150,000	192,827
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP	200,000	243,098
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	200,000	212,421
SSE PLC, 8.38%, 11/20/2028(b)	GBP	183,000	262,003
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	100,000	114,785
4.38%, 01/18/2038(b)	GBP	200,000	232,713
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	364,022
Thames Water Utilities Finance PLC
4.00%, 06/19/2025(b)	GBP	200,000	240,874
5.13%, 09/28/2037(b)	GBP	150,000	168,240
5.50%, 02/11/2041(b)	GBP	200,000	228,125
Vodafone Group PLC
2.20%, 08/25/2026(b)	EUR	100,000	105,512
1.63%, 11/24/2030(b)	EUR	200,000	190,780
1.60%, 07/29/2031(b)	EUR	151,000	142,291
3.38%, 08/08/2049(b)	GBP	200,000	169,434
5.13%, 12/02/2052(b)	GBP	200,000	224,935
3.00%, 08/12/2056(b)	GBP	300,000	224,202
			15,058,204
	Principal Amount		Value
United States-2.16%
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	200,000	$188,304
3.00%, 10/15/2028	EUR	100,000	107,441
1.63%, 03/07/2031	EUR	150,000	144,463
3.13%, 10/15/2031	EUR	100,000	106,573
0.75%, 10/15/2032	EUR	100,000	86,554
1.38%, 10/15/2040	EUR	100,000	74,116
1.63%, 10/15/2050	EUR	100,000	66,685
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	100,000	88,381
Sanofi
Series 12FX, 1.38%, 03/21/2030(b)	EUR	300,000	295,095
Series 20FX, 1.88%, 03/21/2038(b)	EUR	100,000	92,749
Stellantis N.V.
3.88%, 01/05/2026(b)	EUR	100,000	110,653
2.75%, 05/15/2026(b)	EUR	100,000	107,490
0.63%, 03/30/2027(b)	EUR	200,000	196,555
4.50%, 07/07/2028(b)	EUR	100,000	113,217
0.75%, 01/18/2029(b)	EUR	100,000	93,219
4.38%, 03/14/2030(b)	EUR	200,000	223,534
2.75%, 04/01/2032(b)	EUR	100,000	97,820
1.25%, 06/20/2033(b)	EUR	100,000	83,898
Toyota Motor Credit Corp.
0.25%, 07/16/2026(b)	EUR	100,000	100,086
0.13%, 11/05/2027(b)	EUR	200,000	189,910
			2,566,743
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.77% (Cost $131,283,260)			117,602,162
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.12%
Invesco Private Government Fund, 5.24%(d)(e)(f)		40,257	40,257
Invesco Private Prime Fund, 5.38%(d)(e)(f)		105,002	105,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $145,263)			145,259
TOTAL INVESTMENTS IN SECURITIES-98.89% (Cost $131,428,523)			117,747,421
OTHER ASSETS LESS LIABILITIES-1.11%			1,322,759
NET ASSETS-100.00%			$119,070,180

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $89,176,611, which represented 74.89% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$296,525	$5,799,011	$(6,095,536)	$-	$-	$-	$1,343
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	187,446	61,379	(208,568)	-	-	40,257	1,507*
Invesco Private Prime Fund	484,184	63,781	(443,003)	(7)	47	105,002	4,041*
Total	$968,155	$5,924,171	$(6,747,107)	$(7)	$47	$145,259	$6,891

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023, for each Fund (except for International Corporate Bond ETF). As of July 31, 2023, all of the securities in International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,564,421,242	$-	$1,564,421,242
Money Market Funds	5,599,302	43,779,886	-	49,379,188
Total Investments	$5,599,302	$1,608,201,128	$-	$1,613,800,430
Invesco Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$177,541,706	$0	$177,541,706
Preferred Stocks	-	-	276,000	276,000
Common Stocks & Other Equity Interests	19	227,242	0	227,261
Non-U.S. Dollar Denominated Bonds & Notes	-	12,276	-	12,276
Money Market Funds	2,837,480	124,073	-	2,961,553
Total Investments in Securities	2,837,499	177,905,297	276,000	181,018,796
Other Investments - Assets
Investments Matured	-	372,573	28,352	400,925
Total Investments	$2,837,499	$178,277,870	$304,352	$181,419,721